Annual Total Returns- Basic Materials Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Basic Materials Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.05%)	10.45%	0.42%	(2.68%)	(18.03%)	29.90%	20.60%	(18.09%)	20.63%	19.35%